Document and Entity Information	Aug. 13, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001289850
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	NEUROMETRIX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33351
Entity Tax Identification Number	04-3308180
Entity Address, Address Line One	4B Gill Street
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(781)
Local Phone Number	890-9989
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NURO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false